Property and Equipment (Details) - Schedule of Depreciation of Property and Equipment	Jun. 30, 2024	Mar. 31, 2024
Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	20.00%	20.00%
Renovation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	20.00%	20.00%